UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05206

Prudential Jennison Natural Resources Fund, Inc.

(Exact name of registrant as specified in charter)

Gateway Center 3,

100 Mulberry Street,

Newark, New Jersey 07102

(Address of principal executive offices)

Deborah A. Docs

Gateway Center 3,

100 Mulberry Street,

Newark, New Jersey 07102

(Name and address of agent for service)

800-225-1852

(Registrant’s telephone number, including area code)

Date of fiscal year end: 10/31/2011

Date of reporting period: 7/31/2011

Item 1.	Schedule of Investments

Prudential Jennison Natural Resources Fund, Inc.

Schedule of Investments

as of July 31, 2011 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS — 97.9%
COMMON STOCKS — 97.6%
Chemicals — 1.6%
38,119	Lubrizol Corp.	$ 5,130,817
714,781	Mosaic Co. (The)	50,549,312
1,297,624	Neo Material Technologies, Inc. (Canada)(a)	12,087,345
620,503	Potash Corp. of Saskatchewan, Inc.(b)	35,871,279

		103,638,753

Construction Materials — 0.9%
13,351,091	Indocement Tunggal Prakarsa Tbk PT (Indonesia)	24,260,436
30,003,079	Semen Gresik (Persero) Tbk PT (Indonesia)	33,346,556

		57,606,992

Energy Equipment & Services — 20.9%
1,190,824	Baker Hughes, Inc.	92,145,961
2,697,152	Cameron International Corp.(a)	150,878,683
761,185	Dresser-Rand Group, Inc.(a)(b)	40,662,503
1,230,215	Dril-Quip, Inc.(a)	86,742,460
1,778,337	FMC Technologies, Inc.(a)(b)	81,092,167
2,885,332	Halliburton Co.	157,914,220
985,702	Helmerich & Payne, Inc.(b)	68,062,723
1,910,735	Key Energy Services, Inc.(a)	37,240,225
469,013	Lufkin Industries, Inc.	38,215,179
2,191,235	Nabors Industries Ltd.(a)	57,870,516
2,157,440	National Oilwell Varco, Inc.	173,824,941
268,722	Noble Corp.(b)	9,907,780
71,900	OSX Brasil SA (Brazil), 144A(a)(c)	17,153,819
1,749,499	Patterson-UTI Energy, Inc.	56,911,203
1,372,172	Rowan Cos., Inc.(a)(b)	53,747,977
207,424	Saipem SpA (Italy)	10,809,011
1,797,912	Schlumberger Ltd.	162,477,307
107,911	Technip SA (France)	11,815,858
1,379,583	Tenaris SA (Luxembourg), ADR(b)	60,977,569
446,012	Weatherford International Ltd.(a)	9,776,583

		1,378,226,685

Food Products — 0.3%
1,474,869	Adecoagro SA(a)	16,739,763
2,183,300	Agrenco Ltd. (Brazil), 144A(a)	1,027,701

		17,767,464

Metals & Mining — 27.5%
1,329,441	African Rainbow Minerals Ltd. (South Africa)	37,513,218
804,250	Agnico-Eagle Mines Ltd.	44,836,938
3,308,278	Alacer Gold Corp.(a)	32,132,314

1,324,836	Alamos Gold, Inc. (Canada)	23,475,298
758,306	Alcoa, Inc.	11,169,847
8,454,598	Archipelago Resources PLC (United Kingdom)(a)	10,547,084
6,661,589	AXMIN, Inc. (Canada)(a)	732,081
741,286	BHP Billiton Ltd. (Australia), ADR(b)	67,864,733
371,358	Boliden AB (Sweden)	6,418,236
1,552,628	Cia de Minas Buenaventura SA (Peru), ADR	63,564,590
1,469,326	Cliffs Natural Resources, Inc.	131,974,861
718,759	Detour Gold Corp. (Canada)(a)	22,590,751
6,096,782	Eldorado Gold Corp. (Canada)	104,968,406
2,470,373	European Goldfields Ltd. (Canada)(a)	31,233,561
951,482	First Quantum Minerals Ltd. (Canada)(b)	131,909,891
600,000	First Uranium Corp. (South Africa), 144A(a)(c)	257,470
1,289,281	First Uranium Corp. (South Africa)(a)(b)	553,253
2,764,182	Freeport-McMoRan Copper & Gold, Inc.	146,391,079
2,805,594	Gabriel Resources Ltd. (Canada)(a)(b)	21,876,263
216,800	Gold Reserve, Inc. (XTSE)(a)	526,428
1,068,152	Gold Reserve, Inc.(a)	2,542,202
471,084	Goldcorp, Inc.(b)	22,522,526
1,938,988	Hecla Mining Co.(a)(b)	15,065,937
851,684	Highland Gold Mining Ltd. (United Kingdom)(a)	2,479,684
547,192	IAMGOLD Corp. (Canada)	10,950,140
794,633	Impala Platinum Holdings Ltd. (South Africa)	20,293,635
1,021,505	Impala Platinum Holdings Ltd. (South Africa), ADR(b)	26,099,453
4,448,568	Kinross Gold Corp.(b)	72,689,601
1,135,973	MMX Mineracao e Metalicos SA (Brazil)(a)	5,991,720
4,355,263	Nevsun Resources Ltd. (Canada)	24,934,103
1,644,324	Newcrest Mining Ltd. (Australia)	71,445,223
199,195	Newmont Mining Corp.	11,077,234
1,850,769	Northern Dynasty Minerals Ltd.(a)(b)	19,581,136
209,946	Nucor Corp.	8,164,800
102,179	Pan American Silver Corp. (Canada)	3,083,176
1,849,176	Pan American Silver Corp.	55,808,132
482,726	Pilot Gold, Inc. (Canada)(a)	1,156,986
5,674,802	Platinum Group Metals Ltd.(a)(b)	9,930,903
523,100	Platmin Ltd. (South Africa), 144A(a)(c)	284,695
666,813	Quadra FNX Mining Ltd. (Canada)(a)	10,615,130
1,144,650	Randgold Resources Ltd. (Jersey Islands), ADR	103,945,666
643,935	Reliance Steel & Aluminum Co.	30,271,384
11,120	Rio Tinto PLC (United Kingdom)	784,943
982,886	Rio Tinto PLC (United Kingdom), ADR(b)	69,765,248
542,030	Seabridge Gold, Inc.(a)(b)	14,987,130
1,683,549	SEMAFO, Inc. (Canada)(a)	15,030,272
3,229,301	SEMAFO, Inc. (Canada), 144A(a)(c)	28,830,329
1,745,058	Silver Wheaton Corp.	62,961,693
883,225	Southern Copper Corp.	30,170,966
3,754,824	Sterlite Industries India Ltd. (India), ADR(b)	55,458,750
256,506	Tahoe Resources, Inc.(a)	5,248,514
506,600	Tahoe Resources, Inc., 144A(a)(c)	10,365,828
63,166	Teck Resources Ltd. (Canada) (Class B Stock)	3,129,707

237,006	United States Steel Corp.(b)	9,477,870
597,345	Vale SA (Brazil), ADR	19,377,872
257,157	Vedanta Resources PLC (United Kingdom)	7,434,809
1,561,601	Western Areas NL (Australia)(b)	10,070,418
2,178,436	Xstrata PLC (Switzerland)	45,961,241
892,292	Yamana Gold, Inc.	11,581,950

		1,820,107,308

Oil, Gas & Consumable Fuels — 46.2%
153,911,753	Adaro Energy Tbk PT (Indonesia)	47,970,144
388,224	Advantage Oil & Gas Ltd. (Canada)(a)	2,698,003
983,300	Advantage Oil & Gas Ltd. (Canada), Reg. D(a)(c)	6,833,547
1,689,238	Alpha Natural Resources, Inc.(a)(b)	72,147,355
1,581,624	Anadarko Petroleum Corp.	130,578,877
881,154	Apache Corp.	109,016,373
5,906,282	Bankers Petroleum Ltd. (Canada)(a)	37,090,054
3,280,705	BG Group PLC (United Kingdom)	77,347,367
815,337	Bonavista Energy Corp. (Canada)	24,533,925
1,120,341	Brigham Exploration Co.(a)	35,626,844
1,475,388	Cabot Oil & Gas Corp.	109,296,743
8,119,270	Cairn Energy PLC (United Kingdom)(a)	49,084,027
707,367	Cameco Corp. (Canada)	18,812,283
346,081	Canadian Oil Sands Ltd. (Canada)	9,457,507
1,210,825	Carrizo Oil & Gas, Inc.(a)(b)	46,495,680
366,547	Chesapeake Energy Corp.(b)	12,590,889
946,869	Cimarex Energy Co.	83,438,096
2,448,359	Cobalt International Energy, Inc.(a)	30,163,783
1,506,198	Concho Resources, Inc.(a)(b)	140,950,009
995,831	Consol Energy, Inc.	53,376,542
4,140,655	Daylight Energy Ltd. (Canada)	39,696,897
2,678,966	Denbury Resources, Inc.(a)(b)	51,757,623
101,476	Devon Energy Corp.	7,986,161
328,696	Encana Corp.	9,627,506
696,600	Energy XXI Bermuda Ltd.(a)(b)	22,855,446
785,606	EOG Resources, Inc.	80,131,812
214,577	EQT Corp.	13,621,348
70,767	Exxon Mobil Corp.	5,646,499
20,910,417	Far East Energy Corp.(a)	5,436,708
935,716	FX Energy, Inc.(a)(b)	8,945,445
914,700	Hess Corp.	62,711,832
2,400,742	HollyFrontier Corp.	180,991,939
11,340	HRT Participacoes em Petroleo SA (Brazil)(a)	10,565,939
15,900	HRT Participacoes em Petroleo SA (Brazil), 144A(a)	14,814,677
693,860	Kosmos Energy Ltd.(a)	10,539,733
6,430,000	Linc Energy Ltd. (Australia), 144A(c)	19,849,822
752,400	MEG Energy Corp. (Canada), 144A(a)(c)	40,523,841
933,988	Murphy Oil Corp.	59,980,709
970,489	Newfield Exploration Co.(a)	65,430,368
480,743	Nexen, Inc.(b)	11,201,312
331,302	Niko Resources Ltd. (Canada)	22,784,923
1,460,244	Noble Energy, Inc.	145,557,122

1,167,166	Occidental Petroleum Corp.	114,592,358
10,206,326	OGX Petroleo e Gas Participacoes SA (Brazil)(a)	85,093,849
4,516,159	Oil Search Ltd. (Papua New Guinea)	33,886,697
3,164,325	Pacific Rubiales Energy Corp. (Canada)	91,010,153
2,572,971	Petrohawk Energy Corp.(a)	98,261,763
119,218	Pioneer Natural Resources Co.(b)	11,086,082
331,116	Plains Exploration & Production Co.(a)	12,916,835
699,808	QGEP Participacoes SA (Brazil)	7,829,041
1,816,900	QGEP Participacoes SA (Brazil), 144A(c)	20,326,411
2,658,391	Quicksilver Resources, Inc.(a)(b)	37,616,233
205,887	Range Resources Corp.	13,415,597
1,119,825	Rosetta Resources, Inc.(a)	57,973,340
2,626,084	Southwestern Energy Co.(a)	117,018,303
1,892,739	Suncor Energy, Inc.	72,340,485
68,376	Sunoco, Inc.	2,779,484
5,054,553	Talisman Energy, Inc.	92,245,592
111,959	Trident Resources Corp., Private Placement (original cost $45,141,529; purchased 06/30/10)(a)(c)(d)	69,578,741
232,003	Ultra Petroleum Corp.(a)(b)	10,862,381
1,356,854	Whiting Petroleum Corp.(a)	79,511,644
454,795	Woodside Petroleum Ltd. (Australia)	19,161,097
3,915,000	Zodiac Exploration, Inc. (Canada), Private Placement (original cost $1,396,735; purchased 05/24/11)(a)(c)(d)	2,556,164
5,654,891	Zodiac Exploration, Inc. (Canada)(a)	3,787,880
19,575,000	Zodiac Exploration, Inc. (Canada), Reg. D(a)(c)	13,112,146

		3,055,127,986

Transportation Infrastructure — 0.2%
5,167,280	LLX Logistica SA (Brazil)(a)	14,527,092

	TOTAL COMMON STOCKS (cost $4,475,532,281)	6,447,002,280

CONVERTIBLE PREFERRED STOCK — 0.3%
Metals & Mining
18,340	Iron Co., Private Placement, 144A (original cost $18,340,000; purchased 05/25/11)(a)(c)(d)	18,627,916

Units
RIGHT(e)
Oil, Gas & Consumable Fuels
41,616	Trident Resources Corp. CVR, Private Placement (original cost $0; purchased 06/30/10)(a)(c)(d)	—

WARRANT(e)

Metals & Mining
903,650	Crystallex International Corp. (Canada), Private Placement, expiring 11/04/14 (original cost $0; purchased 10/30/09)(a)(c)(d)	—

	TOTAL LONG-TERM INVESTMENTS (cost $4,493,872,281)	6,465,630,196

Shares
SHORT-TERM INVESTMENT — 9.8%
Affiliated Money Market Mutual Fund
651,935,460	Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $651,935,460; includes $491,410,658 of cash collateral received for securities on loan)(f)(g)	651,935,460

	TOTAL INVESTMENTS(h) — 107.7% (cost $5,145,807,741)(i)	7,117,565,656
	LIABILITIES IN EXCESS OF OTHER ASSETS — (7.7%)	(511,268,075)

	NET ASSETS — 100.0%	$ 6,606,297,581

The following abbreviations are used in the portfolio descriptions:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

ADR—American Depositary Receipt

CVR—Contingent Value Rights

XTSE—Toronto Stock Exchange

(a)	Non-income producing security.
(b)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $474,648,099; cash collateral of $491,410,658 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(c)	Indicates a security that has been deemed illiquid.
(d)	Indicates a restricted security, the aggregate original cost of such securities is $64,878,264. The aggregate value of $90,762,821 is approximately 1.4% of net assets.
(e)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of July 31, 2011.
(f)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(g)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(h)	As of July 31, 2011, 16 securities representing $360,704,850 and 5.5% of the net assets were fair valued in accordance with the policies adopted by the Board of Directors.
(i)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of July 31, 2011 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$5,397,987,540	$1,859,310,301	$(139,732,185)	$1,719,578,116

The differences between book basis and tax basis of investments are primarily attributable to deferred losses on wash sales and mark-to-market on open investments in Passive Foreign Investment Companies as of the most recent fiscal year end.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of July 31, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$6,104,925,346	$269,942,029	$72,134,905
Convertible Preferred Stock	—	—	18,627,916
Right	—	—	—
Warrant	—	—	—
Affiliated Money Market Mutual Fund	651,935,460	—	—

Total	$6,756,860,806	$269,942,029	$90,762,821

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Common Stocks	Convertible Preferred Stock
Balance as of 10/31/10	$54,819,882	$—
Realized gain (loss)	—	—
Change in unrealized appreciation (depreciation)*	17,959,313	287,916
Purchases	1,396,735	18,340,000
Sales	—	—
Accrued discount/premium	—	—
Transfers into Level 3	—	—
Transfers out of Level 3	(2,041,025)	—

Balance as of 07/31/11	$72,134,905	$18,627,916

*	Of which, $18,247,229 was included in Net Assets relating to securities held at the reporting period end.

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. Fair value of Level 3 Common Stock of $2,041,025 was transferred out of Level 3 at 07/31/2011 as a result of being exchange-traded.

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via NASDAQ are valued at the NASDAQ official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisors; to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities: assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment advisor regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Investments in open end, non exchange-traded mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

The Fund may hold up to 15% of its net assets in illiquid securities including repurchase agreements which have a maturity of longer than seven days, certain securities with legal or contractual restrictions on resale (restricted securities, sometimes referred to as Private Placements) and securities that are not readily marketable. Restricted securities are valued pursuant to the valuation procedures noted above.

The Fund invests in the Prudential Core Taxable Money Market Fund, a portfolio of the Prudential Investment Portfolios 2 registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Jennison Natural Resources Fund, Inc.

By (Signature and Title)*	/s/Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date	September 19, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date	September 19, 2011

By (Signature and Title)*	/s/Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date	September 19, 2011

* Print the name and title of each signing officer under his or her signature.